Subsequent Events (Details) - USD ($)	Mar. 31, 2021	Feb. 04, 2021	Jan. 01, 2021	Dec. 31, 2020
Loan borrowed amount			$ 109,000
Class B Common Stock
Common shares, shares outstanding	8,625,000	8,625,000		8,625,000